INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

10. INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

British Virgin Islands

Under the current laws of the British Virgin Islands (“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People’s Congress approved the Corporate Income Tax Law of the People’s Republic of China (the “CIT Law”) with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%.  Pursuant to PRC tax laws, certain PRC domiciled subsidiaries of the Company are solar power generation enterprises, which are entitled to a three-year tax exemption from Corporate Income Tax (“ CIT”) from first operation year and a 50% CIT reduction for the succeeding three years thereafter.

United States of America

ReneSola US is incorporated in California, United States. It is subject to a federal corporate income tax rate of 35% for 2017 and is subject to a federal corporate income tax rate of 21% for 2018 and 2019, effective from January 1, 2018 under the 2017 Tax Cuts and Jobs Act . In addition, ReneSola US is subject to California state income tax of 8.84% for 2018 and 2019, and Connecticut state income tax of 6.5% for 2018 and Connecticut state income tax rate of 7.5% for 2019, which is deductible for federal corporate income tax purpose.

The tax expense from continuing operations comprises:

	Years ended December 31,
	2017	2018	2019
Income (loss) before income tax
PRC	$2,938,038	$10,535,785	$(10,273,181)
Other jurisdictions	583,861	(5,628,096)	(301,925)

Total	3,521,899	4,907,689	(10,575,106)

Current tax expense
PRC	(11,926)	(553,859)	(9,835)
Other jurisdictions	(222,094)	(351,735)	(839,676)

Subtotal	(234,020)	(905,594)	(849,511)
Deferred tax benefit (expense)
PRC	1,402	748,490	—
Other jurisdictions	(89,450)	345,895	(255,538)

Subtotal	(88,048)	1,094,385	(255,538)

Total income tax benefit (expense)	$(322,068)	$188,791	$(1,105,049)

There were no reversals or additions of unrecognized tax benefits during the year ended December 31, 2017, 2018 and 2019, respectively.

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2017, 2018 and 2019, there were no interest and penalties related to uncertain tax positions. As of December 31, 2018 and 2019, there was no accrual of uncertain tax benefits recognized by the Company. The Company does not anticipate significant increases or decreases to its liabilities for unrecognized tax benefits within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of taxes exceeding RMB100,000 (approximately $14,476) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

The principal components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2018	2019
Deferred tax assets:
Accrued expenses	$10,632	$16,304
Net operating losses	5,513,847	8,646,423
Unrealized internal profit	1,094,217	778,566
Allowances for doubtful accounts	—	1,064,027
Cancellation of project assets	—	1,351,336
Impairment loss of assets	—	336,907
Other	27,990	161,033
Total gross deferred tax assets	6,646,686	12,354,596
Valuation allowance on deferred tax assets	(5,535,214)	(11,516,732)
Net deferred tax assets	$1,111,472	$837,864

As of December 31, 2019, the subsidiaries of the Company in PRC had net operating loss carry forwards of $9,195,842, of which $152,025,  $873,056,  $165,754 and $8,005,007 will expire in 2021, 2022, 2023 and 2024 respectively.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $5,532,214 and $11,516,732 as at December 31, 2018 and 2019, respectively.

Reconciliation between the applicable statutory income tax rate and the Company’s effective tax rate for the years ended December 31, 2017, 2018 and 2019 is as follows:

	Year ended December 31,
	2017	2018	2019
PRC applicable income tax rate	25%	25%	25%
Change in deferred tax valuation allowance	(3)%	47%	(57)%
Preferential tax rate(1)	(24)%	(53)%	7%
Effect of different tax rate of subsidiaries	(4)%	(7)%	16%
Other	15%	(16)%	(1)%
Effective income tax rate	9%	(4)%	(10)%

The following table sets forth the effect of preferential tax on China operations for the years ended December 31, 2017, 2018 and 2019, respectively:

	Year ended December 31,
	2017	2018	2019

Preferential tax effect(1)	$845,010	$2,609,975	$720,847
(1)

Certain solar power project entities are fully exempted from PRC CIT for three years starting from the year in which such project generates revenue from the sale of electricity and is 50% exempted from PRC CIT for another three years. Besides, certain solar power project entities enjoy the preferential tax policies in connection with the development of the western region of China and are subject to a preferential tax rate of 15%.